FINANCIAL INSTRUMENTS - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 8,736	$ 0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(481)	0
Net amount	8,255	0
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	385	0
Gross amounts not offset in the combined carve-out balance sheet subject to netting agreements	(481)	0
Net amount	$ (96)	$ 0